RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

14. RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The Company has a lease agreement for its land lease. The continuity of the ROU asset for the years ended December 31, 2021 and 2020 are as follows:

Right-of-use asset	$
Balance, December 31, 2019	2,706,368
Additions	702,473
Cancellation	(1,086,971)
Depreciation	(262,540)
Impact of foreign exchange	(375,830)
Monetary adjustment for hyperinflationary economy	201,933
Balance, December 31, 2020	1,885,433
Addition	1,995,512
Cancellation	(650,407)
Depreciation	(310,493)
Impact of foreign exchange	(383,451)
Balance, December 31, 2021	2,536,594

The continuity of the lease liability for the years ended December 31, 2021 and 2020 are as follows:

Lease liability	$
Balance, December 31, 2019	2,703,129
Additions	702,473
Cancellation	(1,199,643)
Lease payments	(553,130)
Lease interest	374,216
Impact of foreign exchange	(341,367)
Balance, December 31, 2020	1,685,678
Additions	1,995,513
Cancellation	(516,369)
Lease payments	(1,009,469)
Lease interest	530,609
Impact of foreign exchange	(353,557)
Balance, December 31, 2021	2,332,405

Current portion	193,402
Long-term portion	2,139,003
2,332,405